Note 11 - Investments in Non-consolidated Companies (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 16, 2012	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 R$ / shares	Dec. 31, 2018 USD ($) $ / shares
Statement Line Items [Line Items]
Dividends received from associates, classified as investing activities		$ 25,722	$ 22,971	$ 20,674
Total investments in subsidiaries, joint ventures and associates			640,294	557,031		$ 805,568
Cash advances and loans made to related parties		$ 14,740	$ 10,956	$ 116,616
San Faustin S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		60.45%
Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		11.46%
Ternium and Usiminas [member]
Statement Line Items [Line Items]
Dividends received from associates, classified as investing activities		$ 25,700
Usiminas [member]
Statement Line Items [Line Items]
Fair value of investments in associates for which there are quoted market prices						110,800
Total investments in subsidiaries, joint ventures and associates						$ 73,000
Usiminas [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Closing price, per share | (per share)					R$ 11.44	$ 2.95
Usiminas [member] | Preference shares [member]
Statement Line Items [Line Items]
Closing price, per share | (per share)					R$ 9.22	2.38
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Proportion of voting rights held in associate		5.20%	5.20%
Proportion of ownership interest in associate		3.07%
Usiminas [member] | Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of voting rights held in associate	27.70%
Proportion of ownership interest in associate	13.80%
Ternium s.a. [member]
Statement Line Items [Line Items]
Closing price, per ads | $ / shares						$ 27.10
Fair value of investments in associates for which there are quoted market prices						$ 622,500
Total investments in subsidiaries, joint ventures and associates						725,500
Proportion of ownership interest in associate		11.46%
Provision for exposure to transportation capacity agreements						55,100
Provision for exposure to purchase and other service agreements						1,800
Provision for exposure to the purchase of clean energy certificates						$ 17,100
Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		22.00%
Transportation capacity agreement, purchasing capacity of natural gas per day						150,000
Proportion of corporate guarantee covering obligations						22.00%
Amount of loan partially guaranteed						$ 600,000
Provision of partial guarantee or collateral by entity						132,000
Cash advances and loans made to related parties		$ 14,700
Proceeds From (Repayments of Loans) Receivable From Related Parties		$ 9,400
Techgen s.a. [member] | Subsidiary loans [member]
Statement Line Items [Line Items]
Loans and receivables						$ 98,600
Techgen s.a. [member] | San Faustin S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		30.00%
Techgen s.a. [member] | Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		48.00%